Leasehold commitments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leasehold Commitments [Line Items]
Rent expense	$ 3,019	$ 2,925	$ 2,468
Less: Sublease rentals	(661)	(559)	(386)
Operating Leases, Rent Expense, Net	$ 2,358	$ 2,366	$ 2,082